Note 54 Theoretical shares (Details) - shares		Dec. 31, 2023	Dec. 31, 2022
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	129,471	150,608
Theoretical shares accumulated as of December 31		849,685	911,637
José Miguel Andrés Torrecillas [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	16,023	19,253
Theoretical shares accumulated as of December 31		134,048	118,025
Jaime Félix Caruana Lacorte [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	17,255	20,733
Theoretical shares accumulated as of December 31		94,960	77,705
Sonia Dulá [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[2]	0
Theoretical shares accumulated as of December 31	[2]	0
Raúl Galamba [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	10,091	10,177
Theoretical shares accumulated as of December 31		29,768	19,677
Belén Garijo López [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	10,603	12,741
Theoretical shares accumulated as of December 31		101,192	90,589
Connie Hedegaard [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[3]	3,263	0
Theoretical shares accumulated as of December 31	[3]	3,263	0
Lourdes Maiz Carro [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	7,237	8,696
Theoretical shares accumulated as of December 31		71,593	64,356
José Maldonado Ramos [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	10,397	12,493
Theoretical shares accumulated as of December 31		146,874	136,477
Ana Peralta Moreno [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	7,237	8,696
Theoretical shares accumulated as of December 31		42,329	35,092
Juan Pi Llorens [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	13,943	18,703
Theoretical shares accumulated as of December 31		148,542	134,599
Ana Revenga Shanklin [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	8,035	8,611
Theoretical shares accumulated as of December 31		24,214	16,179
Susana Rodriguez Vidarte [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[4]	13,648	16,400
Theoretical shares accumulated as of December 31	[4]	0	177,775
Carlos Salazar Lomelín [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	5,218	6,270
Theoretical shares accumulated as of December 31		17,130	11,912
Jan Verplancke [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	6,521	7,835
Theoretical shares accumulated as of December 31		35,772	29,251

[1]	(1) The number of theoretical shares was calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the Annual General Shareholders’ Meetings of March 17, 2023 and March 18, 2022, which were €6.58 and €5.47 per share, respectively.
[2]	(2) Director appointed by the Annual General Shareholders'’ Meeting held on March 17, 2023, therefore the allocation of theoretical shares is not due until 2024.
[3]	(3) Director appointed by the Annual General Shareholders’ Meeting held on March 18, 2022, therefore the first allocation of theoretical shares was made in 2023.
[4]	(4) Director who left office on March 17, 2023. In application of the system, she received a total of 191,423 BBVA shares after leaving office, which is equivalent to the total of theoretical shares accumulated up to that date